Principal Accounting Policies - Additional Information (Details)				1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 01, 2019	Sep. 18, 2018 $ / shares shares	Jan. 03, 2018	Sep. 30, 2018 shares	Feb. 28, 2018 CNY (¥)	Jan. 31, 2018 $ / shares shares	Jun. 30, 2019	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)	Mar. 28, 2019 USD ($)	Dec. 31, 2018 $ / shares
Accounting Policies [Line Items]
Shares repurchased value								¥ 142,200,000		¥ 142,228,779
Common stock shares retired | shares								0	0
Restricted cash								¥ 100,300,000		27,871,552				$ 15,374,090
Allowance for credit losses														0	¥ 6,900,000
Change in goodwill | $									$ 0		$ 0
Short-term borrowings								70,000,000.0						10,727,969
Convertible loan								¥ 1,174,900,000		¥ 1,218,905,676				$ 180,056,381
Exchange rates used for translation								6.5249		6.9762				6.5249
Convenience translation, noon buying rate of US$ using RMB								6.5250						6.5250
Intangible assets, estimated useful lives								10 years	10 years
Goodwill Impairment | $									$ 0		$ 0		$ 0
Percentage of advertising agency commission								2.00%	2.00%
Equity interest acquired					100.00%
Total consideration					¥ 15,000,000.0
Applicable tax rate of cultural development fee for advertising services revenues	1.50%						3.00%
Advertising and marketing expenses								¥ 1,728,100,000		¥ 2,863,800,000		¥ 1,061,000,000.0
Costs related to users rewards granted								1,663,900,000		2,708,200,000		2,207,800,000
Rewards redeemed amount								1,509,300,000		2,514,800,000		1,973,500,000
Total estimated breakage amount								27,800,000		36,500,000		59,100,000
Users reward recorded in registered users loyalty payable								72,600,000		134,145,439				$ 11,130,505
Estimated users rewards recorded in accrued liabilities related to users loyalty programs								100,100,000		89,184,947				$ 15,339,129
Interest and penalties associated with uncertain tax positions								0		0		¥ 0
Unrecognized uncertain tax positions								0								¥ 0
Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares						$ 0.0001												$ 0.0001
Restricted shares granted | shares				15,937,500		15,937,500						15,937,500	15,937,500
General and Administrative Expenses
Accounting Policies [Line Items]
Share-based compensation expense								159,300,000		82,000,000.0		¥ 906,800,000
Sales and Marketing Expenses
Accounting Policies [Line Items]
Accrued rewards reversed amount								213,900,000		293,500,000		196,300,000
Live Streaming And Online Games [Member]
Accounting Policies [Line Items]
Rewards consumed by purchasing virtual items								¥ 35,800,000		18,000,000.0		¥ 0
Minimum
Accounting Policies [Line Items]
Goodwill Impairment Likelihood Percentage								50.00%	50.00%
Short-term borrowings,Interest Rate								3.00%						3.00%
Percentage of after tax net income to be allocated to general reserve under PRC law.								10.00%	10.00%
Minimum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						24 months						24 months	24 months
Maximum
Accounting Policies [Line Items]
Short-term borrowings,Interest Rate								4.00%						4.00%
Intangible assets, estimated useful lives								10 years	10 years
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve								50.00%	50.00%
Maximum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						34 months						34 months	34 months
Pending Litigation [Member]
Accounting Policies [Line Items]
Restricted cash								¥ 64,300,000
Ongoing Investigation [Member]
Accounting Policies [Line Items]
Restricted cash								¥ 36,000,000.0
Founders | Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares						$ 0.0001
Restricted shares granted | shares				15,937,500		15,937,500						15,937,500	15,937,500
Founders | Minimum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			24 months
Founders | Maximum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			34 months
Share Restriction Deeds | Founders | Restricted shares
Accounting Policies [Line Items]
Restricted shares granted | shares				15,937,500
Share Restriction Deeds | Founders | Minimum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						24 months
Share Restriction Deeds | Founders | Maximum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period						34 months
Computer Software | Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives								3 years	3 years
Computer Software | Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives								10 years	10 years
IPO | General and Administrative Expenses
Accounting Policies [Line Items]
Share-based compensation expense												¥ 864,700,000
IPO | Share Restriction Deeds | Founders | Restricted shares
Accounting Policies [Line Items]
Vesting of ordinary shares owned by founders | shares		15,937,500										15,937,500	15,937,500
PRC
Accounting Policies [Line Items]
Government grants received								¥ 5,800,000		¥ 9,500,000		¥ 0
PRC | Minimum
Accounting Policies [Line Items]
Equity interest acquired								50.00%						50.00%
Common Stock [Member]
Accounting Policies [Line Items]
Number of shares repurchased | shares								(1,166,425)	(1,166,425)	1,166,425	1,166,425
American Depositary Shares
Accounting Policies [Line Items]
Stock Repurchase Program Authorized Amount | $																	$ 50,000,000
Number of shares repurchased | shares								4,665,700	4,665,700
American Depositary Shares | IPO
Accounting Policies [Line Items]
Share price | $ / shares		$ 7.00